STOCKHOLDERS EQUITY - Summary of the stock options (Details) (USD $)	1 Months Ended		12 Months Ended
	Aug. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY
Beginning Balance at December 31, 2012 (in shares)			3,548,000	2,850,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				32,250,000	2,648,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period				(500,000)	(1,950,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period
Balance outstanding at September 30, 2013 (in shares)			35,298,000	3,548,000	2,850,000
Options Exercisable			33,055,067
Options expected to vest			2,242,933
Beginning Balance at December 31, 2012 (in dollars per share)			$ 1.11	$ 0.60
Granted				$ 0.39	$ 1.36
Exercised
Forfeited				$ 0.81	$ 0.41
Cancelled
Balance outstanding at September 30, 2013 (in dollars per share)			$ 0.46	$ 1.11	$ 0.60
Options Exercisable			$ 0.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.23	$ 0.25	$ 0.36
Share Based Compensation Arrangement by Share Based Payment Award, Options, Outstanding Weighted Average Remaining Contractual Term 3			9 years 2 months	8 years 5 months	9 years 5 months
Share Based Compensation Arrangement by Share Based Payment Award, Options, Grants in Period, Weighted Average Remaining Contractual Term				10 years	8 years 11 months
Share Based Compensation Arrangement by Share Based Payment Award Options Forfeitures in Period Weighted Average Remaining Contractual Term				8 years 7 months	8 years 9 months